497(j)

                 [Letterhead of Sutherland Asbill & Brennan LLP
                           1275 Pennsylvania Ave., NW
                              Washington, DC 20004]



   MARY JANE WILSON-BILIK
   DIRECT LINE:  202.383.0660
   Internet:  mjwilsonbilik@sablaw.com


                                  June 28, 2002


VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                           Re:      Conseco Variable Insurance Company
                                    Conseco Variable Annuity Account C
                                    Maxiflex Group
                                    Post-Effective Amendment No. 13 to Form N-4
                                    (File Nos. 33-61122; 811-4819)
                                    -------------------------------------------

Commissioners:

         On behalf of Conseco Variable Insurance Company (the "Company") and Conseco Variable Annuity Account C (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of supplement to the prospectus for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on June 24, 2002.

         If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0660.

                                                     Very truly yours,


                                                     /s/ Mary Jane Wilson-Bilik
                                                     Mary Jane Wilson-Bilik

cc:      Meg Cullem-Fiore, Esq., Conseco Variable Insurance Company